CORPORATE INCOME TAX - Income tax paid, net of refunds (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)	Dec. 31, 2023 VND (₫)
Cash paid for income taxes
Singapore	₫ (12)	$ (478)	₫ 182
Total cash paid for income taxes, net of refunds	55,168	2,196,091	11,818	₫ 99,791
Vietnam
Cash paid for income taxes
Vietnam & United States	₫ 55,180	$ 2,196,569	₫ 11,636
United States
Cash paid for income taxes
Vietnam & United States				₫ 99,791